Offerings - Offering: 1	May 28, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	8,200,000
Proposed Maximum Offering Price per Unit | $ / shares	18.92
Maximum Aggregate Offering Price	$ 155,144,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,425.39
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the OceanFirst Financial Corp. 2026 Stock Incentive Plan (the “Equity Plan”) as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of OceanFirst Financial Corp. (the “Company”) pursuant to 17 C.F.R. Section 230.416(a), this represents 8,200,000 shares of common stock of the Company issuable pursuant to the Equity Plan.
(2)The proposed maximum offering price per share of $18.92 is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, and is based on the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Global Select Market on May 26, 2026.